DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED - Schedule of Projected VOBA Asset Amortization Expenses (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Insurance [Abstract]
2024	$ 163
2025	39
2026	30
2027	24
2028	23
Thereafter	230
Total amortization expense	$ 509	$ 404	$ 0